Organization and Significant Accounting Policies - Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 14, 2015	Jun. 16, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Adjustments to estimated fair value	$ (388)	$ 1,271	$ 1,702	$ 1,271	$ 2,381	$ 1,894	$ 2,405	$ (754)
Warrants [Member]
Fair Value Disclosures [Abstract]
Beginning balance					4,216	$ 4,925	4,925
Issuances of warrants							4,831	5,986
Exercise of warrants					(181)		(104)	(1,815)
Adjustments to estimated fair value					(2,381)		(2,405)	754
Warrants exchanged for common stock							(3,031)
Ending balance			$ 1,654		$ 1,654		$ 4,216	$ 4,925